Related Party Transactions (Details)				2 Months Ended	8 Months Ended	9 Months Ended
	Nov. 22, 2021 USD ($) shares	Jun. 16, 2021 USD ($) shares	Jun. 09, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares shares	Sep. 30, 2021 shares
Related Party Transactions
Aggregate purchase price | $				$ 25,000	$ 25,000
Stock split, conversion ratio	2	2
Shares subject to forfeiture					375,000		375,000
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20 days	20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days	150 days
Alliance Global Partners
Related Party Transactions
Shares subject to forfeiture	375,000
Founder Shares
Related Party Transactions
Aggregate number of shares owned	2,125,000
Restrictions on transfer period of time after business combination completion					1 year	1 year
Founder Shares | Sponsor
Related Party Transactions
Number of shares issued	55,000		4,312,500			500,000
Aggregate purchase price | $	$ 478		$ 25,000
Founder Shares | Alliance Global Partners
Related Party Transactions
Number of shares transferred		1,207,500
Value of shares transferred | $		$ 7,000
Aggregate number of shares owned	750,000
Shares subject to forfeiture	375,000